Finance Costs, Net	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Finance Costs, Net
Note 8: Finance Costs, Net

The components of finance costs, net, include interest expense (income) and other finance costs (income) as follows:

	Year ended December 31,

	2019	2018
Interest expense:
Debt	155	259
Derivative financial instruments - hedging activities	2	5
Other, net	18	7
Fair value (gains) losses on cash flow hedges, transfer from equity (see note 20)	(21)	59
Net foreign exchange losses (gains) on debt	21	(59)
Net interest expense - debt and other	175	271
Net interest expense - leases (1)	7	-
Net interest expense - pension and other post-employment benefit plans	25	27
Interest income	(44)	(38)
Net interest expense	163	260
(1) Relates to the 2019 adoption of IFRS 16. See notes 1 and 28.

	Year ended December 31,

	2019	2018
Net losses (gains) due to changes in foreign currency exchange rates	37	(31)
Net losses (gains) on derivative instruments	7	(4)
Losses from redemption of debt securities	19	22
Other	2	-
Other finance costs (income)	65	(13)
Net losses (gains) due to changes in foreign currency exchange rates
Net losses (gains) due to changes in foreign currency exchange rates were principally comprised of amounts related to certain intercompany funding arrangements.
Net losses (gains) on derivative instruments
Net losses (gains) on derivative instruments were principally comprised of amounts relating to foreign exchange contracts (see note 20).
Losses from redemption of debt securities
Losses from redemption of debt securities primarily represent premiums incurred for early extinguishment of debt securities (see notes 20 and 33).